Capital and reserves, Private investment in public equity ("PIPE") (Details)			1 Months Ended
	Feb. 09, 2021 GBP (£)	Feb. 09, 2021 USD ($)	Jul. 31, 2022 GBP (£) shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2022 £ / shares shares	Jul. 13, 2022 £ / shares shares	Jul. 13, 2022 $ / shares shares
Issued share [Abstract]
Gross proceeds			£ 116,812,000	$ 140,000,000
Offering expenses | £			388,000
Investors [Member]
Issued share [Abstract]
Gross proceeds			116,812,000	$ 140,000,000
Offering expenses | £			£ 388,000
Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued (in shares) | shares			3,733,333	3,733,333	20
Par value per share (in pounds per share) | £ / shares					£ 0.0001
Share price (in dollars per share) | £ / shares					£ 0.002
ADS [Member]
Issued share [Abstract]
Number of shares issued (in shares) | shares						2,000,000	2,000,000
Number of ordinary share in each ADSs (in shares) | shares						1	1
Par value per share (in pounds per share) | £ / shares						£ 0.002
Gross proceeds	£ 226,528,000	$ 312,083,000
ADS [Member] | Investors [Member]
Issued share [Abstract]
Share price (in dollars per share) | $ / shares							$ 37.5
Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued (in shares) | shares						1,733,333	1,733,333
Par value per share (in pounds per share) | £ / shares						£ 0.002
Non-voting Ordinary Shares [Member] | Investors [Member]
Issued share [Abstract]
Share price (in dollars per share) | $ / shares							$ 37.5